Investments- Summary of Investments (Parenthetical) (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investment property [line items]
Short-term investments	$ 2,990,913,013	$ 569,440,882
In Argentina Pesos [member]
Disclosure of detailed information about investment property [line items]
Short-term investments	$ 1,982,957,634	$ 470,780,626
Accrued interest annual nominal rate	27.00%	23.50%
In Argentina Pesos [member] | Bonds [member]
Disclosure of detailed information about investment property [line items]
Short-term investments	$ 1,256,394,950
In Argentina Pesos [member] | Mutual funds [member]
Disclosure of detailed information about investment property [line items]
Short-term investments	726,097,716	$ 470,780,626
In US Dollars [member]
Disclosure of detailed information about investment property [line items]
Short-term investments	$ 1,007,955,379	$ 98,660,256
Accrued interest annual nominal rate	1.80%	0.10%
In Guarani [member]
Disclosure of detailed information about investment property [line items]
Short-term investments		$ 27,718,228
Accrued interest annual nominal rate		4.25%